SUBSEQUENT EVENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Schedule of significant assumptions used in the valuation

Expected term 2.5 years

Expected volatility 117.09%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

Expected term 3.25 years

Expected volatility 160.52%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

Expected term 5 years

Expected volatility 161.31%

Risk free interest rate 1.35%

Expected dividend yield 0.00%

Stock options [Member]
Subsequent Event [Line Items]
Schedule of significant assumptions used in the valuation

Expected term                       5 years

Expected volatility             162.35% - 186.00%

Risk free interest rate             1.58% - 2.13%

Expected dividend yield         0.00%

Expected term                       5 years

Expected volatility             185.66%

Risk free interest rate             1.46%

Expected dividend yield         0.00%

Subsequent Event [Member] | Stock options [Member] | Three directors [Member]
Subsequent Event [Line Items]
Schedule of significant assumptions used in the valuation		Expected term 5 years Expected volatility 161.31% Risk free interest rate 1.35% Expected dividend yield 0.00%
Subsequent Event [Member] | Stock options [Member] | Officer [Member]
Subsequent Event [Line Items]
Schedule of significant assumptions used in the valuation		Expected term 5 years Expected volatility 160.64% Risk free interest rate 1.18% Expected dividend yield 0.00%